AETNA GET FUND

                                    Series G

                        Supplement dated January 4, 2000

The information in this Supplement for Aetna GET Fund - Series G amends the information contained in the Statement of Additional Information (Statement) dated September 1, 1999. This Supplement should be read with the Statement.

The following replaces the section entitled "Investment Techniques and Risk Factors - Corporate Bonds" on page 8 of the Statement:

The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of GET G's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of GET G's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.








X.SAIGETG-99                                                        January 2000

                                 AETNA GET FUND

                                    Series H

                        Supplement dated January 4, 2000

The information in this Supplement for Aetna GET Fund - Series H amends the information contained in the Statement of Additional Information (Statement) dated December 1, 1999. This Supplement should be read with the Statement.

The following replaces the section entitled "Investment Techniques and Risk Factors - Corporate Bonds" on page 7 of the Statement:

The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of GET H's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of GET H's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.










X.SAIGETH-99                                                        January 2000